Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Abstract]
Commissions	¥ 204,113	¥ 171,692
Fees from investment banking	94,586	69,750
Asset management and portfolio service fees	184,181	148,473
Other revenue	30,472	20,653
Total	¥ 513,352	¥ 410,568